Note 13 - Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of detail information for income tax
	2021	2020
Net loss for the year before taxes	$(25,434,376)	$(9,527,368)
Statutory Canadian corporate tax rate	27.0%	27.0%
Anticipated tax recovery	$(6,867,282)	$(2,572,389)
Non-deductible items and other differences	1,843,110	866,608
Change in unrecognized tax benefits	5,024,172	1,705,781
Actual income tax provision (recovery)	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2021	2020
Non-capital loss carry forwards	$8,119,908	$5,655,576
Capital assets	2,979,317	740,484
Mineral property interests	1,765,416	1,765,416
Share issue costs	871,412	550,405
	13,736,053	8,711,881
Unrecognized deferred tax assets	(13,736,053)	(8,711,881)
Net deferred income tax assets	$-	$-